Quarterly Holdings Report
for

Fidelity Simplicity RMD Income Fund℠

April 30, 2020

RW24-QTLY-0620
1.858588.112

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 8.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	5,225	$46,606
Fidelity Series Blue Chip Growth Fund (a)	5,416	81,941
Fidelity Series Commodity Strategy Fund (a)	176,056	632,040
Fidelity Series Growth Company Fund (a)	8,859	165,389
Fidelity Series Intrinsic Opportunities Fund (a)	13,910	198,076
Fidelity Series Large Cap Stock Fund (a)	13,221	175,052
Fidelity Series Large Cap Value Index Fund (a)	3,510	37,523
Fidelity Series Opportunistic Insights Fund (a)	5,257	91,422
Fidelity Series Small Cap Discovery Fund (a)	2,619	22,865
Fidelity Series Small Cap Opportunities Fund (a)	6,238	70,360
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,241	134,132
Fidelity Series Value Discovery Fund (a)	8,477	94,692
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,955,175)		1,750,098

International Equity Funds - 11.3%
Fidelity Series Canada Fund (a)	11,427	102,732
Fidelity Series Emerging Markets Fund (a)	15,280	118,115
Fidelity Series Emerging Markets Opportunities Fund (a)	57,780	981,686
Fidelity Series International Growth Fund (a)	25,958	405,208
Fidelity Series International Small Cap Fund (a)	6,712	99,072
Fidelity Series International Value Fund (a)	42,645	323,252
Fidelity Series Overseas Fund (a)	39,875	372,432
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,585,742)		2,402,497

Bond Funds - 54.5%
Fidelity Series Emerging Markets Debt Fund (a)	16,058	131,351
Fidelity Series Floating Rate High Income Fund (a)	3,480	28,953
Fidelity Series High Income Fund (a)	18,785	160,423
Fidelity Series Inflation-Protected Bond Index Fund (a)	244,613	2,509,733
Fidelity Series International Credit Fund (a)	577	5,704
Fidelity Series Investment Grade Bond Fund (a)	686,354	8,126,435
Fidelity Series Long-Term Treasury Bond Index Fund (a)	45,507	481,466
Fidelity Series Real Estate Income Fund (a)	9,265	84,406
TOTAL BOND FUNDS
(Cost $10,926,914)		11,528,471

Short-Term Funds - 25.9%
Fidelity Series Government Money Market Fund 0.30% (a)(b)	4,480,041	4,480,041
Fidelity Series Short-Term Credit Fund (a)	100,202	1,009,038
TOTAL SHORT-TERM FUNDS
(Cost $5,478,612)		5,489,079
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $20,946,443)		21,170,145
NET OTHER ASSETS (LIABILITIES) - 0.0%		(349)
NET ASSETS - 100%		$21,169,796

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$67,779	$38,554	$54,051	$7,263	$(9,838)	$4,162	$46,606
Fidelity Series Blue Chip Growth Fund	116,700	60,690	91,906	13,269	1,960	(5,503)	81,941
Fidelity Series Canada Fund	57,662	93,860	30,069	1,535	(6,506)	(12,215)	102,732
Fidelity Series Commodity Strategy Fund	736,871	351,610	255,262	12,349	(30,479)	(170,700)	632,040
Fidelity Series Emerging Markets Debt Fund	151,703	46,065	42,696	6,434	(3,086)	(20,635)	131,351
Fidelity Series Emerging Markets Fund	77,775	83,237	23,770	2,577	(2,258)	(16,869)	118,115
Fidelity Series Emerging Markets Opportunities Fund	697,355	632,043	265,973	25,836	(12,135)	(69,604)	981,686
Fidelity Series Floating Rate High Income Fund	31,750	7,366	6,486	1,394	(401)	(3,276)	28,953
Fidelity Series Government Money Market Fund 0.30%	3,869,381	1,805,495	1,194,835	51,027	--	--	4,480,041
Fidelity Series Growth Company Fund	233,107	127,362	205,185	23,900	7,964	2,141	165,389
Fidelity Series High Income Fund	159,393	51,316	33,418	8,016	(1,804)	(15,064)	160,423
Fidelity Series Inflation-Protected Bond Index Fund	2,826,416	618,714	993,571	36,503	5,687	52,487	2,509,733
Fidelity Series International Credit Fund	5,597	309	--	309	--	(235)	5,704
Fidelity Series International Growth Fund	524,387	132,373	234,672	18,947	742	(17,622)	405,208
Fidelity Series International Small Cap Fund	114,738	45,854	54,178	5,720	(2,169)	(5,173)	99,072
Fidelity Series International Value Fund	494,388	196,549	279,230	21,028	(28,924)	(59,531)	323,252
Fidelity Series Intrinsic Opportunities Fund	284,238	198,304	256,742	15,020	(21,837)	(5,887)	198,076
Fidelity Series Investment Grade Bond Fund	7,931,312	2,088,601	2,166,271	193,214	4,921	267,872	8,126,435
Fidelity Series Large Cap Stock Fund	249,550	157,646	211,582	13,773	(9,277)	(11,285)	175,052
Fidelity Series Large Cap Value Index Fund	72,476	25,582	50,780	4,534	(1,397)	(8,358)	37,523
Fidelity Series Long-Term Treasury Bond Index Fund	760,625	197,691	562,887	61,855	60,948	25,089	481,466
Fidelity Series Opportunistic Insights Fund	128,803	69,912	98,768	13,234	(1,746)	(6,779)	91,422
Fidelity Series Overseas Fund	18,709	420,673	40,192	918	(6,702)	(20,056)	372,432
Fidelity Series Real Estate Income Fund	101,031	23,965	20,323	5,252	(1,720)	(18,547)	84,406
Fidelity Series Short-Term Credit Fund	967,568	251,787	212,808	20,955	(1,125)	3,616	1,009,038
Fidelity Series Small Cap Discovery Fund	35,726	17,911	25,743	1,407	(1,794)	(3,235)	22,865
Fidelity Series Small Cap Opportunities Fund	106,857	55,974	76,846	7,085	(4,456)	(11,169)	70,360
Fidelity Series Stock Selector Large Cap Value Fund	192,889	116,424	149,449	11,624	(14,030)	(11,702)	134,132
Fidelity Series Value Discovery Fund	138,172	83,986	113,734	6,179	(6,723)	(7,009)	94,692
Total	$21,152,958	$7,999,853	$7,751,427	$591,157	$(86,185)	$(145,087)	$21,170,145

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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